Transactions With Related Parties (Tables)	3 Months Ended	6 Months Ended	12 Months Ended
	Oct. 31, 2015	Jan. 31, 2016	Jul. 31, 2015
Allocation Of Transactions With Related Parties
These costs primarily include compensation and benefits paid to employees of the general partner who perform services on Ferrellgas, L.P.’s behalf and are reported in the condensed consolidated statements of earnings as follows:

	For the three months ended October 31,
	2015	2014
Operating expense	$56,010	$51,120

General and administrative expense	$7,093	$6,597

These costs primarily include compensation and benefits paid to employees of the general partner who perform services on Ferrellgas, L.P.’s behalf and are reported in the condensed consolidated statements of earnings as follows:

	For the three months ended January 31,		For the six months ended January 31,
	2016	2015	2016	2015
Operating expense	$55,856	$59,142	$115,036	$110,262

General and administrative expense	$7,247	$8,068	$14,340	$14,665

These costs primarily include compensation and benefits paid to employees of the general partner who perform services on Ferrellgas, L.P.’s behalf and are reported in the consolidated statements of earnings as follows:

	For the year ended July 31,
	2015	2014	2013
Operating expense	$217,742	$216,657	$203,859

General and administrative expense	$27,278	$32,119	$30,053